Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings (accumulated deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Equity Attributable to Stratasys Ltd. [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 142	$ 2,633,129	$ (1,483,925)	$ (13,479)	$ 1,135,867	$ 131	$ 1,135,998
Beginning Balance (in shares) at Dec. 31, 2016	52,639
Issuance of shares in connection with stock-based compensation plans	$ 2	6,557			6,559		6,559
Issuance of shares in connection with stock-based compensation plans (in shares)	743
Stock-based compensation		17,722			17,722		17,722
Issuance of shares for settlements of obligations in connection with acquisitions and other related items	$ 1	5,866			5,867		5,867
Issuance of shares for settlements of obligations in connection with acquisitions and other related items (in shares)	249
Divestment of non-controlling interests						(30)	(30)
Comprehensive loss			(39,981)	6,456	(33,525)	(84)	(33,609)
Ending Balance at Dec. 31, 2017	$ 145	2,663,274	(1,523,906)	(7,023)	1,132,490	17	1,132,507
Ending Balance (in shares) at Dec. 31, 2017	53,631
Cumulative effect of changes in accounting principles			3,544		3,544		3,544
Issuance of shares in connection with stock-based compensation plans	$ 1	3,023			3,024		3,024
Issuance of shares in connection with stock-based compensation plans (in shares)	250
Stock-based compensation		15,686			15,686		15,686
Purchase of redeemable non-controlling interests		(935)			(935)		(935)
Divestment of non-controlling interests						26	26
Comprehensive loss			(10,964)	(730)	(11,694)	(43)	(11,737)
Ending Balance at Dec. 31, 2018	$ 146	2,681,048	(1,531,326)	(7,753)	1,142,115		1,142,115
Ending Balance (in shares) at Dec. 31, 2018	53,881
Issuance of shares in connection with stock-based compensation plans	$ 2	5,282			5,284		5,284
Issuance of shares in connection with stock-based compensation plans (in shares)	560
Stock-based compensation		20,564			20,564		20,564
Comprehensive loss			(10,849)	37	(10,812)		(10,812)
Ending Balance at Dec. 31, 2019	$ 148	$ 2,706,894	$ (1,542,175)	$ (7,716)	$ 1,157,151		$ 1,157,151
Ending Balance (in shares) at Dec. 31, 2019	54,441